COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended				1 Months Ended					1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 Fairy Tail USD ($)	Feb. 28, 2015 Fairy Tail Subsequent event USD ($)	Dec. 31, 2014 "Fairy Tail" web game USD ($)	Dec. 31, 2014 "Fairy Tail" mobile ARPG game USD ($)	Dec. 31, 2014 Land use rights and building purchase agreement item	Dec. 31, 2014 Land use rights and building purchase agreement State-owned construction land, one USD ($)	Dec. 31, 2014 Land use rights and building purchase agreement State-owned construction land, one CNY	Dec. 31, 2014 Land use rights and building purchase agreement State-owned construction land, one USD ($)	Dec. 31, 2014 Land use rights and building purchase agreement State-owned construction land, one CNY	Dec. 31, 2014 Land use rights and building purchase agreement State-owned construction land, one Minimum USD ($)	Dec. 31, 2014 Land use rights and building purchase agreement State-owned construction land, one Minimum CNY	Dec. 31, 2014 Land use rights and building purchase agreement State-owned construction land, two USD ($)	Dec. 31, 2014 Land use rights and building purchase agreement State-owned construction land, two CNY	Dec. 31, 2014 Land use rights and building purchase agreement State-owned construction land, two USD ($)	Dec. 31, 2014 Land use rights and building purchase agreement State-owned construction land, two CNY	Dec. 31, 2014 Land use rights and building purchase agreement State-owned construction land, two Minimum USD ($)	Dec. 31, 2014 Land use rights and building purchase agreement State-owned construction land, two Minimum CNY
Operating lease commitments
Rental expenses under operating leases	$ 1,823,198	$ 2,689,618	$ 2,149,379
Operating lease commitments
2015	818,355			5,029,039
2016	122,296			751,543
Total	940,651			5,780,582
Number of parcels of land to be purchased									2
Total consideration payable under contractual commitment										1,800,000	11,000,000	1,800,000	11,000,000			1,700,000	10,400,000	1,700,000	10,400,000
Amount of prepayment paid										400,000	2,200,000					300,000	2,100,000
Revenue	44,254,674	50,788,149	42,280,424									41,800,000	259,200,000					39,400,000	244,300,000
Annual tax expense	(2,162,812)	1,419,063	(854,904)											2,400,000	14,600,000					2,200,000	13,800,000
Annual tax expense per square meter														193.4	1,200					193.4	1,200
Project completion security deposit										400,000	2,200,000	400,000	2,200,000			300,000	2,100,000	300,000	2,100,000
License fee and minimum guarantee					1,800,000		500,000	400,000
Payment for license fees						1,000,000
Payment for minimum guarantees						$ 400,000
Number of existing proceedings that will have a material effect on the entity's cash flows, operating results, or financial condition	0